December 17, 2004

DREYFUS PREMIER GROWTH AND INCOME FUND, INC.

This prospectus is to be used only in connection with the Prospectus/Proxy Statement sent to shareholders of Dreyfus Premier Growth and Income Fund, a series of Dreyfus Premier Equity Funds, Inc., in respect of the proposed reorganization of such fund.

December 17, 2004

DREYFUS PREMIER GROWTH AND INCOME FUND, INC.

This statement of additional information is to be used only in connection with the Prospectus/Proxy Statement sent to shareholders of Dreyfus Premier Growth and Income Fund, a series of Dreyfus Premier Equity Funds, Inc., in respect of the proposed reorganization of such fund.